Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 296	$ 317	$ 331